Debt	12 Months Ended
Aug. 31, 2020
Notes to Financial Statements
NOTE 4 - Debt

NOTE 4 - Debt

As of August 31, 2018, the Company had the following outstanding debt balances which were converted to Units (defined below) during the year ended August 31, 2019:

	Issue Date	Maturity Date	Principal	Debt Discount	Balance	Interest Payable
As of August 31, 2018:
March 2015 Loan as amended	3/4/2015	12/31/2019	$600,000	$-	$600,000	$186,797
2013 Note as amended	10/7/2013	12/31/2019	3,000,000	(663,918)	2,336,082	1,337,146
			$3,600,000	$(663,918)	$2,936,082	$1,523,943

March 2015 Loan as Amended

On March 4, 2015, the Company entered into a Bridge Loan Agreement with 1420468 Alberta Ltd. (which has since been merged with and into Kalen Capital Corporation, a British Columbia corporation wholly-owned by our former Chairman, Harmel S. Rayat (the “Investor”)). Pursuant the Bridge Loan Agreement, the Company borrowed $600,000 at an annual interest rate of 7% (the “March 2015 Loan”), compounded quarterly, with a default rate of 15%.

On November 3, 2017, the Company entered into the Third Amendment related to the March 2015 Loan pursuant to which the Company and the Investor amended the March 2015 loan to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5%. On November 26, 2018, $798,566 of the March 2015 Loan was converted in exchange for 532,377 Units pursuant to the November 2018 Private Placement except for $7,922 of accrued interest which the Company agreed to repay from proceeds from the November 2018 Private Placement. See “Note 5 – November 2018 Private Placement” for additional information.

During the year ended August 31, 2019, the Company recognized $19,691 of interest expense.

2013 Note as Amended

On October 7, 2013, the Company sold to the Investor an unsecured Convertible Promissory Note (the “2013 Note”) in the amount of $3,000,000 with 7% interest compounded quarterly. According to the terms of the amended 2013 Note, the Investor may elect to convert principal and accrued interest into units of the Company’s equity securities, with each Unit consisting of (a) one share of common stock; and (b) one Stock Purchase Warrant for the purchase of one share of common stock. The conversion price for each Unit is the lesser of (i) $1.37; or (ii) 70% of the 20 day average closing price of the Company’s common stock prior to conversion, subject to a floor of $1.00 with the exercise price of each Warrant being equal to 60% of the 20 day average closing price of the Company’s common stock prior to conversion. On November 26, 2018, $4,401,434 of the 2013 Note was converted in exchange for 2,934,290 Units pursuant to the November 2018 Private Placement except for $44,260 of accrued interest which the Company agreed to repay from proceeds from the November 2018 Private Placement. See “Note 5 – November 2018 Private Placement” for additional information.

On November 3, 2017, the Company entered into the Third Amendment related to the 2013 Note pursuant to which the Company and the Investor amended the 2013 Note to extend the maturity date to December 31, 2019. As consideration for the note extension, the interest rate was increased to 10.5% and all outstanding warrants held by the Investor had their maturity date extended to December 31, 2022, resulting in an additional debt discount of $1,074,265 as of November 3, 2017. The modification did not result in a gain or loss due to the related party nature of the transaction.

During the year ended August 31, 2019, the Company recognized $108,548 of interest expense. Accretion of the debt discount related to the 2013 Note as amended amounted to $663,918 during the year ended August 31, 2019.